UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02933

Fidelity Beacon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Tax Managed Stock Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2005

1.804830.101

ATMS-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Automobiles - 0.1%
Coachmen Industries, Inc.	1,100	$ 14,498
Hotels, Restaurants & Leisure - 2.1%
Boyd Gaming Corp.	700	36,708
Brinker International, Inc. (a)	900	36,810
Domino's Pizza, Inc.	600	15,012
GTECH Holdings Corp.	1,300	38,948
Penn National Gaming, Inc. (a)	1,400	50,050
Starwood Hotels & Resorts Worldwide, Inc. unit	2,300	145,636
		323,164
Household Durables - 1.6%
KB Home	1,200	98,292
Standard Pacific Corp.	700	66,773
Toll Brothers, Inc. (a)	1,000	55,420
Yankee Candle Co., Inc.	500	15,150
		235,635
Leisure Equipment & Products - 0.1%
Brunswick Corp.	400	18,624
Media - 1.8%
McGraw-Hill Companies, Inc.	3,000	138,030
Media General, Inc. Class A	200	13,700
R.H. Donnelley Corp. (a)	1,800	117,900
		269,630
Multiline Retail - 6.1%
Federated Department Stores, Inc.	2,400	182,088
JCPenney Co., Inc.	6,500	364,910
Nordstrom, Inc.	8,200	303,482
Target Corp.	1,300	76,375
		926,855
Specialty Retail - 1.6%
American Eagle Outfitters, Inc.	3,500	115,325
Finish Line, Inc. Class A	2,100	37,989
RONA, Inc. (a)	2,000	39,776
Sports Authority, Inc. (a)	1,100	34,980
The Pantry, Inc. (a)	500	21,310
		249,380
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Reebok International Ltd.	400	$ 16,920
TOTAL CONSUMER DISCRETIONARY		2,054,706
CONSUMER STAPLES - 2.6%
Food Products - 1.4%
Bunge Ltd.	2,800	171,892
Ralcorp Holdings, Inc.	800	34,400
		206,292
Tobacco - 1.2%
Altria Group, Inc.	2,800	187,488
TOTAL CONSUMER STAPLES		393,780
ENERGY - 11.0%
Energy Equipment & Services - 0.5%
Maverick Tube Corp. (a)	1,200	39,804
Oil States International, Inc. (a)	1,400	41,412
		81,216
Oil, Gas & Consumable Fuels - 10.5%
Amerada Hess Corp.	600	70,716
ChevronTexaco Corp.	2,600	150,826
ConocoPhillips	6,284	393,316
Exxon Mobil Corp.	5,100	299,625
General Maritime Corp.	600	23,394
Giant Industries, Inc. (a)	1,500	58,830
Houston Exploration Co. (a)	1,100	63,569
OMI Corp.	6,500	117,195
Quicksilver Resources, Inc. (a)	1,500	63,540
Tesoro Corp.	800	38,576
Valero Energy Corp.	3,920	324,498
		1,604,085
TOTAL ENERGY		1,685,301
FINANCIALS - 18.3%
Capital Markets - 2.5%
Bear Stearns Companies, Inc.	2,200	224,642
Lehman Brothers Holdings, Inc.	1,500	157,695
		382,337
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.7%
Bank of America Corp.	7,000	$ 305,200
Westcorp	1,800	104,310
		409,510
Consumer Finance - 1.9%
Capital One Financial Corp.	3,600	297,000
Diversified Financial Services - 1.2%
CIT Group, Inc.	4,000	176,560
Insurance - 7.5%
ACE Ltd.	3,200	147,872
Arch Capital Group Ltd. (a)	800	36,800
Endurance Specialty Holdings Ltd.	3,600	140,400
Genworth Financial, Inc. Class A (non-vtg.)	1,200	37,632
Hartford Financial Services Group, Inc.	2,500	201,425
MetLife, Inc.	1,300	63,882
PartnerRe Ltd.	1,200	77,784
Platinum Underwriters Holdings Ltd.	1,100	38,137
Prudential Financial, Inc.	2,300	153,870
The St. Paul Travelers Companies, Inc.	3,800	167,276
W.R. Berkley Corp.	1,050	39,302
XL Capital Ltd. Class A	500	35,910
		1,140,290
Thrifts & Mortgage Finance - 2.5%
Countrywide Financial Corp.	4,498	161,928
Doral Financial Corp.	800	12,344
Fannie Mae	2,500	139,650
MGIC Investment Corp.	500	34,290
Radian Group, Inc.	600	30,948
		379,160
TOTAL FINANCIALS		2,784,857
HEALTH CARE - 9.9%
Biotechnology - 0.5%
Invitrogen Corp. (a)	1,000	85,770
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	2,400	132,888
CONMED Corp. (a)	1,200	36,132
		169,020
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.5%
Aetna, Inc.	2,100	$ 162,540
CIGNA Corp.	3,500	373,625
		536,165
Pharmaceuticals - 4.8%
AstraZeneca PLC sponsored ADR	700	31,808
GlaxoSmithKline PLC sponsored ADR	600	28,464
Johnson & Johnson	5,300	338,988
Novartis AG sponsored ADR	600	29,226
Wyeth	6,500	297,375
		725,861
TOTAL HEALTH CARE		1,516,816
INDUSTRIALS - 11.5%
Aerospace & Defense - 0.3%
AAR Corp. (a)	1,100	19,767
Northrop Grumman Corp.	600	33,270
		53,037
Building Products - 1.5%
Masco Corp.	6,700	227,197
Commercial Services & Supplies - 3.1%
Administaff, Inc.	700	17,920
Asset Acceptance Capital Corp. (a)	1,700	46,478
Cendant Corp.	10,300	220,008
Waste Management, Inc.	5,000	140,600
West Corp. (a)	1,000	39,990
		464,996
Construction & Engineering - 0.2%
Infrasource Services, Inc. (a)	1,200	16,080
Shaw Group, Inc. (a)	700	13,384
		29,464
Electrical Equipment - 0.1%
Acuity Brands, Inc.	600	17,508
Industrial Conglomerates - 1.9%
Tyco International Ltd.	9,600	292,512
Machinery - 2.7%
AGCO Corp. (a)	700	14,483
Cummins, Inc.	1,100	93,984
Deere & Co.	1,600	117,648
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	2,100	$ 71,715
PACCAR, Inc.	800	57,776
Timken Co.	1,400	37,058
Wabash National Corp.	600	12,906
		405,570
Marine - 0.4%
DryShips, Inc.	1,600	22,880
Excel Maritime Carriers Ltd. (a)	2,500	32,150
		55,030
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	3,200	173,600
P.A.M. Transportation Services, Inc. (a)	1,900	31,274
		204,874
TOTAL INDUSTRIALS		1,750,188
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 1.1%
Motorola, Inc.	8,000	169,440
Computers & Peripherals - 6.7%
Apple Computer, Inc. (a)	3,600	153,540
Dell, Inc. (a)	5,500	222,585
Hewlett-Packard Co.	12,200	300,364
Komag, Inc. (a)	1,700	60,316
Maxtor Corp. (a)	6,800	40,120
SanDisk Corp. (a)	500	16,910
Seagate Technology	1,800	34,866
Western Digital Corp. (a)	13,300	199,367
		1,028,068
Electronic Equipment & Instruments - 1.9%
Arrow Electronics, Inc. (a)	1,400	42,028
Avnet, Inc. (a)	1,700	44,506
Flextronics International Ltd. (a)	5,900	79,886
Global Imaging Systems, Inc. (a)	400	13,864
Ingram Micro, Inc. Class A (a)	2,100	39,144
Jabil Circuit, Inc. (a)	1,200	37,428
Tech Data Corp. (a)	900	34,902
		291,758
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.1%
aQuantive, Inc. (a)	800	$ 15,088
Cryptologic, Inc.	2,700	76,081
EarthLink, Inc. (a)	3,100	29,543
Google, Inc. Class A (sub. vtg.)	100	28,776
iMergent, Inc. (a)	1,500	17,025
		166,513
IT Services - 0.4%
Ciber, Inc. (a)	1,700	13,294
infoUSA, Inc.	3,400	40,018
		53,312
Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	10,800	293,112
LSI Logic Corp. (a)	5,600	54,656
NVIDIA Corp. (a)	2,800	75,768
Tessera Technologies, Inc. (a)	400	14,048
		437,584
Software - 0.5%
FileNET Corp. (a)	1,200	33,924
Quest Software, Inc. (a)	2,700	38,475
		72,399
TOTAL INFORMATION TECHNOLOGY		2,219,074
MATERIALS - 2.6%
Chemicals - 0.6%
Monsanto Co.	700	47,159
NOVA Chemicals Corp.	700	24,550
PolyOne Corp. (a)	2,000	14,280
		85,989
Metals & Mining - 1.0%
AK Steel Holding Corp. (a)	4,900	45,178
IPSCO, Inc.	1,200	64,629
Reliance Steel & Aluminum Co.	900	42,048
		151,855
Paper & Forest Products - 1.0%
Georgia-Pacific Corp.	4,500	153,675
TOTAL MATERIALS		391,519
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 1.1%
Golden Telecom, Inc.	1,200	$ 35,772
Verizon Communications, Inc.	3,800	130,074
		165,846
Wireless Telecommunication Services - 6.0%
Nextel Communications, Inc. Class A (a)	11,050	384,540
NII Holdings, Inc. (a)	3,800	282,872
Western Wireless Corp. Class A (a)	4,800	214,416
Wireless Facilities, Inc. (a)	6,300	40,572
		922,400
TOTAL TELECOMMUNICATION SERVICES		1,088,246
UTILITIES - 3.3%
Independent Power Producers & Energy Traders - 3.0%
AES Corp. (a)	7,100	113,955
TXU Corp.	4,000	346,560
		460,515
Multi-Utilities - 0.3%
CMS Energy Corp. (a)	2,500	39,600
TOTAL UTILITIES		500,115
TOTAL COMMON STOCKS (Cost $11,968,903)		14,384,602
Investment Companies - 4.9%

S&P Depositary Receipts Trust unit Series 1 (Cost $733,376)	5,990	741,201
Money Market Funds - 1.6%
	Shares	Value
Fidelity Cash Central Fund, 3.31% (b) (Cost $241,492)	241,492	$ 241,492
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $12,943,771)		15,367,295
NET OTHER ASSETS - (0.9)%		(134,142)
NET ASSETS - 100%		$ 15,233,153
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $12,969,712. Net unrealized appreciation aggregated $2,397,583, of which $2,494,723 related to appreciated investment securities and $97,140 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Tax Managed Stock
Fund

July 31, 2005

1.804882.101

TMG-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 13.8%
Automobiles - 0.1%
Coachmen Industries, Inc.	4,200	$ 55,356
Hotels, Restaurants & Leisure - 2.2%
Boyd Gaming Corp.	2,800	146,832
Brinker International, Inc. (a)	3,500	143,150
Domino's Pizza, Inc.	2,300	57,546
GTECH Holdings Corp.	5,000	149,800
Penn National Gaming, Inc. (a)	4,500	160,875
Starwood Hotels & Resorts Worldwide, Inc. unit	8,900	563,548
		1,221,751
Household Durables - 1.6%
KB Home	4,600	376,786
Standard Pacific Corp.	2,800	267,092
Toll Brothers, Inc. (a)	3,600	199,512
Yankee Candle Co., Inc.	1,900	57,570
		900,960
Leisure Equipment & Products - 0.1%
Brunswick Corp.	1,300	60,528
Media - 1.8%
McGraw-Hill Companies, Inc.	12,000	552,120
Media General, Inc. Class A	900	61,650
R.H. Donnelley Corp. (a)	6,600	432,300
		1,046,070
Multiline Retail - 6.2%
Federated Department Stores, Inc.	9,300	705,591
JCPenney Co., Inc.	23,900	1,341,746
Nordstrom, Inc.	31,100	1,151,011
Target Corp.	4,700	276,125
		3,474,473
Specialty Retail - 1.7%
American Eagle Outfitters, Inc.	13,200	434,940
Finish Line, Inc. Class A	7,700	139,293
RONA, Inc. (a)	8,400	167,060
Sports Authority, Inc. (a)	4,100	130,380
The Pantry, Inc. (a)	2,100	89,502
		961,175
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.1%
Reebok International Ltd.	1,300	$ 54,990
TOTAL CONSUMER DISCRETIONARY		7,775,303
CONSUMER STAPLES - 2.6%
Food Products - 1.3%
Bunge Ltd.	10,000	613,900
Ralcorp Holdings, Inc.	3,300	141,900
		755,800
Tobacco - 1.3%
Altria Group, Inc.	10,600	709,776
TOTAL CONSUMER STAPLES		1,465,576
ENERGY - 11.3%
Energy Equipment & Services - 0.6%
Maverick Tube Corp. (a)	4,700	155,899
Oil States International, Inc. (a)	5,400	159,732
		315,631
Oil, Gas & Consumable Fuels - 10.7%
Amerada Hess Corp.	2,400	282,864
Chevron Corp.	9,700	562,697
ConocoPhillips	23,222	1,453,465
Exxon Mobil Corp.	19,100	1,122,125
General Maritime Corp.	2,500	97,475
Giant Industries, Inc. (a)	5,500	215,710
Houston Exploration Co. (a)	4,500	260,055
OMI Corp.	24,800	447,144
Quicksilver Resources, Inc. (a)	6,300	266,868
Tesoro Corp.	3,300	159,126
Valero Energy Corp.	14,400	1,192,032
		6,059,561
TOTAL ENERGY		6,375,192
FINANCIALS - 18.6%
Capital Markets - 2.6%
Bear Stearns Companies, Inc.	8,400	857,724
Lehman Brothers Holdings, Inc.	5,600	588,728
		1,446,452
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 2.7%
Bank of America Corp.	26,200	$ 1,142,320
Westcorp	6,700	388,265
		1,530,585
Consumer Finance - 1.9%
Capital One Financial Corp.	13,300	1,097,250
Diversified Financial Services - 1.2%
CIT Group, Inc.	14,900	657,686
Insurance - 7.7%
ACE Ltd.	13,200	609,972
Arch Capital Group Ltd. (a)	3,200	147,200
Endurance Specialty Holdings Ltd.	15,400	600,600
Genworth Financial, Inc. Class A (non-vtg.)	4,800	150,528
Hartford Financial Services Group, Inc.	9,000	725,130
MetLife, Inc.	4,800	235,872
PartnerRe Ltd.	4,200	272,244
Platinum Underwriters Holdings Ltd.	4,300	149,081
Prudential Financial, Inc.	8,500	568,650
The St. Paul Travelers Companies, Inc.	13,800	607,476
W.R. Berkley Corp.	4,350	162,821
XL Capital Ltd. Class A	1,900	136,458
		4,366,032
Thrifts & Mortgage Finance - 2.5%
Countrywide Financial Corp.	16,535	595,260
Doral Financial Corp.	3,000	46,290
Fannie Mae	9,000	502,740
MGIC Investment Corp.	2,200	150,876
Radian Group, Inc.	2,600	134,108
		1,429,274
TOTAL FINANCIALS		10,527,279
HEALTH CARE - 10.2%
Biotechnology - 0.6%
Invitrogen Corp. (a)	3,800	325,926
Health Care Equipment & Supplies - 1.2%
Becton, Dickinson & Co.	9,300	514,941
CONMED Corp. (a)	4,700	141,517
		656,458
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 3.6%
Aetna, Inc.	8,000	$ 619,200
CIGNA Corp.	13,100	1,398,425
		2,017,625
Pharmaceuticals - 4.8%
AstraZeneca PLC sponsored ADR	2,700	122,688
GlaxoSmithKline PLC sponsored ADR	2,400	113,856
Johnson & Johnson	19,900	1,272,804
Novartis AG sponsored ADR	2,300	112,033
Wyeth	24,400	1,116,300
		2,737,681
TOTAL HEALTH CARE		5,737,690
INDUSTRIALS - 11.7%
Aerospace & Defense - 0.4%
AAR Corp. (a)	5,000	89,850
Northrop Grumman Corp.	2,400	133,080
		222,930
Building Products - 1.5%
Masco Corp.	24,400	827,404
Commercial Services & Supplies - 3.1%
Administaff, Inc.	2,800	71,680
Asset Acceptance Capital Corp. (a)	7,100	194,114
Cendant Corp.	37,000	790,320
Waste Management, Inc.	18,900	531,468
West Corp. (a)	4,100	163,959
		1,751,541
Construction & Engineering - 0.2%
Infrasource Services, Inc. (a)	4,900	65,660
Shaw Group, Inc. (a)	2,800	53,536
		119,196
Electrical Equipment - 0.1%
Acuity Brands, Inc.	2,200	64,196
Industrial Conglomerates - 1.9%
Tyco International Ltd.	34,800	1,060,356
Machinery - 2.8%
AGCO Corp. (a)	2,900	60,001
Cummins, Inc.	4,000	341,760
Deere & Co.	6,100	448,533
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Navistar International Corp. (a)	8,500	$ 290,275
PACCAR, Inc.	3,200	231,104
Timken Co.	5,800	153,526
Wabash National Corp.	2,400	51,624
		1,576,823
Marine - 0.4%
DryShips, Inc.	5,800	82,940
Excel Maritime Carriers Ltd. (a)	9,700	124,742
		207,682
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	11,500	623,875
P.A.M. Transportation Services, Inc. (a)	7,700	126,742
		750,617
TOTAL INDUSTRIALS		6,580,745
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 1.1%
Motorola, Inc.	28,900	612,102
Computers & Peripherals - 6.8%
Apple Computer, Inc. (a)	13,400	571,510
Dell, Inc. (a)	19,700	797,259
Hewlett-Packard Co.	46,000	1,132,520
Komag, Inc. (a)	7,000	248,360
Maxtor Corp. (a)	25,500	150,450
SanDisk Corp. (a)	1,800	60,876
Seagate Technology	7,600	147,212
Western Digital Corp. (a)	48,200	722,518
		3,830,705
Electronic Equipment & Instruments - 2.1%
Arrow Electronics, Inc. (a)	5,700	171,114
Avnet, Inc. (a)	7,700	201,586
Flextronics International Ltd. (a)	21,700	293,818
Global Imaging Systems, Inc. (a)	1,700	58,922
Ingram Micro, Inc. Class A (a)	8,400	156,576
Jabil Circuit, Inc. (a)	5,200	162,188
Tech Data Corp. (a)	3,600	139,608
		1,183,812
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 1.2%
aQuantive, Inc. (a)	3,200	$ 60,352
Cryptologic, Inc.	10,400	293,053
EarthLink, Inc. (a)	13,200	125,796
Google, Inc. Class A (sub. vtg.)	500	143,880
iMergent, Inc. (a)	6,200	70,370
		693,451
IT Services - 0.4%
Ciber, Inc. (a)	6,500	50,830
infoUSA, Inc.	13,500	158,895
		209,725
Semiconductors & Semiconductor Equipment - 2.9%
Intel Corp.	40,900	1,110,026
LSI Logic Corp. (a)	22,100	215,696
NVIDIA Corp. (a)	10,300	278,718
Tessera Technologies, Inc. (a)	1,800	63,216
		1,667,656
Software - 0.5%
FileNET Corp. (a)	4,800	135,696
Quest Software, Inc. (a)	10,800	153,900
		289,596
TOTAL INFORMATION TECHNOLOGY		8,487,047
MATERIALS - 2.7%
Chemicals - 0.6%
Monsanto Co.	2,800	188,636
NOVA Chemicals Corp.	2,600	91,186
PolyOne Corp. (a)	7,700	54,978
		334,800
Metals & Mining - 1.1%
AK Steel Holding Corp. (a)	19,800	182,556
IPSCO, Inc.	4,800	258,514
Reliance Steel & Aluminum Co.	3,600	168,192
		609,262
Paper & Forest Products - 1.0%
Georgia-Pacific Corp.	17,200	587,380
TOTAL MATERIALS		1,531,442
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 1.2%
Golden Telecom, Inc.	5,100	$ 152,031
Verizon Communications, Inc.	14,500	496,335
		648,366
Wireless Telecommunication Services - 6.1%
Nextel Communications, Inc. Class A (a)	39,950	1,390,260
NII Holdings, Inc. (a)	15,300	1,138,932
Western Wireless Corp. Class A (a)	17,100	763,857
Wireless Facilities, Inc. (a)	24,700	159,068
		3,452,117
TOTAL TELECOMMUNICATION SERVICES		4,100,483
UTILITIES - 3.3%
Independent Power Producers & Energy Traders - 3.0%
AES Corp. (a)	26,400	423,720
TXU Corp.	14,800	1,282,272
		1,705,992
Multi-Utilities - 0.3%
CMS Energy Corp. (a)	10,100	159,984
TOTAL UTILITIES		1,865,976
TOTAL COMMON STOCKS (Cost $44,638,460)		54,446,733
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.15% 10/13/05 (c) (Cost $99,359)	$ 100,000	99,345
Money Market Funds - 3.4%
	Shares	Value
Fidelity Cash Central Fund, 3.31% (b) (Cost $1,949,127)	1,949,127	$ 1,949,127
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $46,686,946)		56,495,205
NET OTHER ASSETS - (0.1)%		(68,229)
NET ASSETS - 100%		$ 56,426,976
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
5 S&P 500 Index Contracts	Sept. 2005	$ 1,546,000	$ 16,775
The face value of futures purchased as a percentage of net assets - 2.7%
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(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $99,345.
Income Tax Information

At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $46,724,216. Net unrealized appreciation aggregated $9,770,989, of which $10,127,859 related to appreciated investment securities and $356,870 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Beacon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Beacon Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 20, 2005